Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated deficit (Member)
Balance at Dec. 31, 2017	$ 380,973,760	$ 340,613	$ 405,549,985	$ (15,348,909)	$ (9,567,929)
Balance (in shares) at Dec. 31, 2017	32,139,956
Adoption of accounting standard	$ (418,822)	0	0	0	(418,822)
Share-based compensation	670,141	0	670,141	0	0
Net proceeds from equity offerings	$ 7,393,297	9,579	7,383,718	0	0
Net proceeds from equity offerings (in shares)	957,875
Loss for the period	$ (13,749,752)	0	0	0	(13,749,752)
Balance at Jun. 30, 2018	$ 374,868,624	350,192	413,603,844	(15,348,909)	(23,736,503)
Balance (in shares) at Jun. 30, 2018	33,097,831
Balance at Mar. 31, 2018	$ 377,645,734	340,613	407,813,402	(15,348,909)	(15,159,372)
Balance (in shares) at Mar. 31, 2018	32,445,145
Share-based compensation	$ 631,335	0	631,335	0	0
Net proceeds from equity offerings	$ 5,168,686	9,579	5,159,107	0	0
Net proceeds from equity offerings (in shares)	652,686
Loss for the period	$ (8,577,131)	0	0	0	(8,577,131)
Balance at Jun. 30, 2018	$ 374,868,624	350,192	413,603,844	(15,348,909)	(23,736,503)
Balance (in shares) at Jun. 30, 2018	33,097,831
Balance at Dec. 31, 2018	$ 346,583,934	350,192	414,508,403	(15,348,909)	(52,925,752)
Balance (in shares) at Dec. 31, 2018	33,097,831
Share-based compensation	$ 1,007,626	0	1,007,626	0	0
Loss for the period	(19,096,784)	0	0	0	(19,096,784)
Balance at Jun. 30, 2019	$ 328,494,776	350,192	415,516,029	(15,348,909)	(72,022,536)
Balance (in shares) at Jun. 30, 2019	33,097,831
Balance at Mar. 31, 2019	$ 337,872,206	350,192	414,950,454	(15,348,909)	(62,079,531)
Balance (in shares) at Mar. 31, 2019	33,097,831
Share-based compensation	$ 565,575	0	565,575	0	0
Loss for the period	(9,943,005)	0	0	0	(9,943,005)
Balance at Jun. 30, 2019	$ 328,494,776	$ 350,192	$ 415,516,029	$ (15,348,909)	$ (72,022,536)
Balance (in shares) at Jun. 30, 2019	33,097,831